united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/15

Item 1. Reports to Stockholders.

Sandalwood Opportunity Fund
Class A Shares: SANAX
Class I Shares: SANIX
Class C Shares: SANCX

Semi-Annual Report
March 31, 2015

www.sandalwoodfund.com
1-888-868-9501

Distributed by Northern Lights Distributors, LLC
Member FINRA

Sandalwood Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2015

The Fund’s performance figures* for the period ended March 31, 2015, compared to its benchmark:

			Inception ** -	Inception*** -
	Six Months	One Year	March 31, 2015	March 31, 2015
Sandalwood Opportunity Fund – Class A	(3.22)%	(0.77)%	5.29%	N/A
Sandalwood Opportunity Fund – Class A with load	(8.82)%	(6.48)%	2.66%	N/A
Sandalwood Opportunity Fund – Class I	(3.19)%	(0.61)%	5.51%	N/A
Sandalwood Opportunity Fund – Class C	(3.64)%	(1.27)%	N/A	(0.48)%
HFRX Fixed Income - Credit Index	(2.26)%	(3.01)%	8.23%	3.45%

*The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%, where applicable. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses before any fee waiver are 3.19% for Class A shares, 2.97% for Class I shares and 3.97% for Class C per the January 28, 2015, prospectus. After fee waivers, the Fund’s total annual operating expenses are 3.00%, 2.75%, and 3.75% for Class A, Class I, and Class C shares, respectively. Class A shares are subject to a maximum sales load imposed on purchases of 5.75%. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

** Inception date is November 29, 2012 for Class A and Class I shares.
*** Inception date is February 11, 2014 for Class C shares.

HFRX Fixed Income - Credit Index includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including Corporate, Sovereign, Distressed, Convertible, Asset Backed, Capital Structure Arbitrage, Multi-Strategy and other Relative Value and Event Driven sub-strategies. Investment thesis across all strategies is predicated on realization of a valuation discrepancy between the related credit instruments. Strategies may also include and utilize equity securities, credit derivatives, government fixed income, commodities, currencies or other hybrid securities.

Sandalwood Opportunity Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2015

The Fund’s top asset classes as of March 31, 2015, are as follows:

Asset Class	% of Net Assets
Corporate Bonds and Notes	61.7%
Asset Backed Securities	21.0%
Commercial Mortgage Backed Securities	10.1%
Money Market Fund	6.7%
Bank Debt	2.3%
Preferred Stock	0.7%
U.S Government & Agency Obligations	0.0%
Liabilities in Excess of Other Assets	(2.5)%
100.0%

Please refer to Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Principal ($)		Value
	ASSET BACKED SECURITIES - 13.0%
2,915,000	Ameriquest Mortgage Securities Trust 2006-R-1, 0.584% due 3/25/36	$1,996,093
1,073,535	Countrywide Alt. Loan Trust, 1.074% due 12/25/36	687,072
418,941	Countrywide Asset-Backed Certificates, 0.714% due 4/25/32	291,224
2,000,000	Countrywide Asset-Backed Certificates, 0.894% due 1/25/36	1,528,840
550,598	Countrywide Asset-Backed Certificates Series 2004-1, 0.999% due 3/25/34	512,344
2,077,000	Credit-Based Asset Servicing and Securitization LLC, 5.400% due 4/25/36, 144A	1,543,876
2,920,000	Credit-Based Asset Servicing and Securitization LLC, 0.874% due 7/25/36, 144A	2,095,474
735,723	Delta Funding Home Equity Loan Trust 1998-1, 7.790% due 5/25/30	731,195
5,000,000	First Frankin Mortgage Loan Trust 2005-FFH3, 0.844% due 9/25/35	3,575,960
3,100,000	First Frankin Mortgage Loan Trust 2005-FFH4, 0.671% due 12/25/35	2,284,300
1,390,000	Fremont Home Loan Trust 2005-C, 0.694% due 7/25/35	1,013,393
7,234,000	HomeBanc Mortgage Trust 2006-2, 0.504% due 12/25/36	4,590,950
271,105	Longbeach Mortgage Loan Trust 2001-2, 3.099% due 7/25/31	249,416
937,327	Longbeach Mortgage Loan Trust 2003-4, 3.399% due 8/25/33	896,434
2,083,992	Meritage Mortgage Loan Trust 2005-2, 0.969% due 11/25/35	1,345,384
600,000	Park Place Securities, Inc., 0.664% due 8/25/35	471,434
207,079	Structured Asset Investment Loan Trust 2004-8, 1.104% due 9/25/34	185,007
8,300,000	Structured Asset Investment Loan Trust 2005-10, 0.6045% due 12/25/35	4,885,521
498,400	Structured Asset Securities Corp. 2005-WF1, 2.079% due 2/25/35	457,103
260,000	Terwin Mortgage Trust 2007-QHL1, 1.678% due 10/25/38, 144A	145,225
	TOTAL ASSET BACKED SECURITIES (Cost $26,973,055)	29,486,245

	BANK DEBT - 2.3%
	OIL - FIELD SERVICES - 1.0%
3,146,790	Stallion Oilfield Holdings, Inc., 8.000% due 6/19/18	2,297,157

	TRANSPORTATION - TRUCK - 1.3%
3,028,412	YRC WorldWide, 8.250% due 2/13/19	3,000,974

	TOTAL BANK DEBT (Cost $6,230,169)	5,298,131

	CORPORATE BONDS AND NOTES - 61.7%
	ALTERNATIVE WASTE TECHNOLOGY - 0.5%
1,000,000	ADS Waste Holdings, Inc., 8.250% due 10/1/20	1,050,000

	APPAREL MANUFACTURERS - 0.1%
265,000	Levi Strauss & Co., 7.625% due 5/15/20	276,925

	APPLICATION SOFTWARE - 0.2%
320,000	Emdeon, Inc., 11.000% due 12/31/19	350,400

	AUTO/TRUCK PARTS & EQUIPMENT - 0.1%
120,000	Schaeffler Finance BV, 7.750% due 2/15/17, 144A	134,700

	AUTO - CARS/LIGHT TRUCKS - 1.4%
2,750,000	Chrysler GP/CG., 8.25% due 6/15/21	3,063,802

	BUILDING PRODUCTS - CEMENT - 0.9%
253,610	Stardust Finance Holdings., 6.500% due 3/13/22	253,927
169,070	Stardust Finance Holdings., 10.500% due 3/13/23	160,828
1,550,000	US Concrete, Inc., 8.500% due 12/1/18	1,646,875
		2,061,630

	BUILDING & CONSTRUCTION PRODUCTS - MISC - 3.6%
3,647,000	Brundage-Bone Concrete Pumping, Inc., 10.375% due 9/1/21, 144A	3,788,321
1,156,000	Euramax International Inc., 9.500% due 4/1/16	1,080,860
246,000	Nortek Inc., 10.000% due 12/1/18	261,006
3,000,000	Ply Gem Industries, Inc., 6.500% due 2/1/22, 144A	2,936,250
		8,066,437

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal ($)		Value
	CABLE/SATELLITE TV - 0.8%
1,835,000	CCO Holdings LLC, 7.250% due 10/30/17	$1,915,281
1,950,000	CCO Holdings LLC, 7.000% due 1/15/19	2,032,875
		3,948,156
	CAPACITORS - 2.0%
4,411,000	Kemet Corp., 10.500% due 5/1/18	4,510,247

	CASINO HOTEL - 1.4%
2,875,000	Marina District Finance Co., Inc., 9.875% due 8/15/18	3,022,344

	CELLULAR TELECOM - 1.4%
2,350,000	Sprint Communications,Inc., 7.625% due 2/15/25	2,350,000
654,000	T-Mobile USA Inc., 6.464% due 4/28/19	676,072
		3,026,072
	CHEMICALS - SPECIALTY 0.3%
794,000	HIG BBC Intermediate Holdings, Inc., 10.500% due 9/15/18, 144A	736,435

	COAL - 0.1%
76,000	SunCoke Energy, Inc., 7.625% due 8/1/19	78,147

	COMMERCIAL SERVICES - 0.2%
446,000	ServiceMaster Co., 8.000% due 2/15/20	472,760

	COMPUTER SERVICES - 1.8%
3,877,000	SunGard Data Systems, Inc., 7.375% due 11/15/18	4,036,926

	CONSUMER PRODUCTS - MISC - 1.9%
3,094,000	Armored Autogroup, Inc., 9.250% due 11/1/18	3,182,953
963,000	Spectrum Brands Inc., 6.750% due 3/15/20	1,018,372
		4,201,325
	CONTAINERS - PAPER & PLASTIC - 2.6%
5,615,000	PaperWorks Industries, Inc., 9.500% due 8/15/19, 144A	5,776,431

	DATA PROCESSING & MANAGEMENT - 1.6%
3,015,000	First Data Corp., 11.750% due 8/15/21	3,501,169

	DISPOSABLE MEDICAL PRODUCTS - 0.2%
500,000	ConvaTec Healthcare SA., 10.500% due 12/15/18, 144A	528,625

	DISTRIBUTION/WHOLESALE - 2.7%
480,000	Brightstar Corp., 9.500% due 12/1/16, 144A	504,000
424,000	HD Supply, Inc., 11.000% due 4/15/20	482,300
2,812,000	HD Supply, Inc., 11.500% due 7/15/20	3,265,435
695,000	Interline Brands, Inc., 10.000% due 11/15/18	731,487
964,000	Rexel SA, 6.125% due 12/15/19, 144A	1,014,610
		5,997,832
	DIVERSIFIED MANUFACTURE OPERATION - 0.5%
1,195,000	Bombardier, Inc., 4.250% due 1/15/16, 144A	1,225,771

	DIVERSIFIED OPERATIONS - 0.9%
2,048,000	Boart Longyear Management Pty Ltd., 10.000% due 10/1/18, 144A	2,104,320

	ELECTRIC - INTEGRATED - 0.6%
927,515	Energy Future Intermediate Holding Co LLC, 11.000% due 10/1/21	992,441
388,779	Energy Future Intermediate Holding Co LLC, 11.750% due 3/1/22, 144A	427,657
		1,420,098

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal ($)		Value
	ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.0%
4,321,000	Amkor Technology, Inc., 7.375% due 5/1/18	$4,418,223
102,000	Freescale Semiconductor, Inc., 10.750% due 8/1/20	111,180
		4,529,403
	ENGINEERING/ R&D SERVICES - 0.1%
265,000	URS Corp., 3.850% due 4/1/17	262,681

	ENTERPRISE SOFTWARE & SERVICES - 0.5%
1,170,000	Eagle Midco, Inc., 9.000% due 6/15/18, 144A	1,196,325

	FINANCE - COMMERCIAL - 0.6%
1,425,000	Jefferies Finance LLC, 7.500% due 4/15/21, 144A	1,380,469

	FINANCE - COMMERCIAL LOANS - 0.4%
1,195,000	TitleMax Finance Corp., 8.500% due 9/15/18, 144A	854,425

	FINANCE - INVESTMENT BANKING - 0.7%
1,360,000	GFI Group, Inc., 10.375% due 7/19/18	1,460,300

	FOOD - CATERING - 0.4%
845,000	Aramark Services, Inc., 5.750% due 3/15/20	885,138

	FOOD - MEAT PRODUCTS - 0.3%
571,000	Bumble Bee Holdings, Inc., 9.000% due 12/15/17, 144A	600,978

	FOOD - WHOLESALE - 1.4%
3,025,000	U.S. Foods, Inc., 8.500% due 6/30/19	3,183,813

	GAMBLING - 0.1%
212,000	Pinnacle Entertainment, Inc., 7.500% due 4/15/21	224,720

	HOSPITAL BEDS & EQUIPMENT - 1.1%
2,200,000	Kinetic Concepts, Inc., 10.500% due 11/1/18	2,387,000

	INDEPENDENT POWER PRODUCER - 0.6%
155,000	Genon Energy, Inc., 7.875% due 6/15/17	155,000
825,000	Genon Energy, Inc., 9.500% due 10/15/18	845,625
449,000	Genon Energy, Inc., 9.875% due 10/15/20	456,858
		1,457,483
	INVESTMENT MANAGEMENT & ADVISORY SERVICE - 0.5%
1,031,000	Neuberger Berman Group LLC., 5.875% due 3/15/22, 144A	1,105,748

	MACHINERY - FARM - 1.0%
2,100,000	Case New Holland Industrial, Inc., 7.875% due 12/1/17	2,336,880

	MACHINERY - GENERAL INDUSTRY - 3.4%
730,000	Manitowoc Company, Inc., 8.500% due 11/1/20	784,750
825,000	Manitowoc Company, Inc., 5.875% due 10/15/22	891,000
7,140,000	Tempel Steel Co., 12.000% due 8/15/16, 144A	6,122,550
		7,798,300
	MEDICAL - BIOMEDICAL - 0.2%
400,000	STHI Holding Corp., 8.000% due 3/15/18, 144A	415,500

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal ($)		Value
	MEDICAL - DRUGS - 1.0%
1,060,000	Valeant Pharmaceuticals International., 6.750% due 10/1/17, 144A	$1,119,625
1,062,000	Valeant Pharmaceuticals International., 7.000% due 10/1/20, 144A	1,113,772
		2,233,397
	MEDICAL - HOSPITALS - 1.0%
2,000,000	Tenet Healthcare Corp., 8.125% due 4/1/22	2,210,000

	MEDICAL - NURSING HOMES - 0.2%
534,000	Aviv Healthcare Properties., 7.750% due 2/15/19	559,266

	MEDICAL - PRODUCTS - 0.2%
370,000	Mallinckrodt International Finance SA, 3.500% due 4/15/18	366,300

	METAL - COPPER - 1.6%
4,742,000	Cobre Del Mayo SA de CV, 10.750% due 11/15/18	3,641,856

	MUSIC - 1.8%
4,022,000	Gibson Brands, Inc., 8.875% due 8/1/18, 144A	4,047,138

	NON - FERROUS METALS - 0.6%
1,647,000	Thompson Creek Metals Co., 7.375% due 6/1/18	1,313,483

	OIL EXPLORATION & PRODUCTION - 0.4%
5,904	Quicksilver Resources, Inc., 7.000% due 6/21/19	3,218
10,548	Quicksilver Resources, Inc., 7.000% due 6/21/19	5,749
1,011,808	Quicksilver Resources, Inc., 7.000% due 6/21/19	551,435
499,000	Quicksilver Resources, Inc., 7.000% due 6/21/19, 144A	279,440
		839,842
	OIL & GAS DRILLING - 1.6%
5,666,000	Sidewinder Drilling, Inc., 9.750% due 11/15/19, 144A	3,541,250

	OIL - FIELD SERVICES - 0.3%
200,000	Freeport-McMoran Oil & Gas., 6.875% due 2/15/23	212,750
480,000	Petroleum Geo-Services ASA, 7.375% due 12/15/18, 144A	433,200
		645,950
	OIL - US ROYALTY TRUSTS - 0.5%
1,781,000	IronGate Energy Services LLC., 11.000% due 7/1/18, 144A	1,184,365

	PAPER & RELATED PRODUCTS - 0.5%
1,000,000	Cascades, Inc., 7.875% due 1/15/20	1,041,875

	PRINTING - COMMERCIAL - 0.8%
1,650,000	RR Donnelley & Sons Co., 7.625% due 6/15/20	1,893,375

	PUBLISHING - NEWSPAPERS - 0.3%
660,000	Gannett Co., Inc., 7.125% due 9/1/18	684,750

	RADIO - 0.4%
804,000	Townsquare Radio, Inc., 9.000% due 4/1/19, 144A	857,956

	RENTAL AUTO & EQUIPMENT - 0.5%
1,060,000	Ashtead Capital, Inc., 6.500% due 7/15/22, 144A	1,134,200

	RESEARCH & DEVELOPMENT - 0.1%
280,000	Jaguar Holding Co., 9.375% due 10/15/17, 144A	287,000

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal ($)		Value
	RESORTS - THEME PARKS - 0.2%
327,000	Vail Resorts, Inc., 6.500% due 5/1/19	$339,058

	RETAIL - ARTS & CRAFTS - 0.5%
1,185,000	Michaels FinCo Holdings LLC., 7.500% due 8/1/18, 144A	1,214,625

	RETAIL - DRUG STORE - 0.6%
1,215,000	Rite Aid Corp., 6.750% due 6/15/21	1,251,450

	RETAIL - LEISURE PRODUCTS - 0.5%
1,000,000	Party City Holdings, Inc., 8.875% due 8/1/20	1,082,500

	RETAIL - MAJOR DEPARTMENT STORE - 1.2%
2,500,000	Neiman Marcus Group Ltd., Inc., 8.000% due 10/15/21, 144A	2,662,500

	RETAIL - PET FOOD & SUPPLIES - 0.3%
605,000	Petco Holdings, Inc., 8.500% due 10/15/17, 144A	623,150

	SEISMIC DATA COLLECTION - 0.2%
483,000	CGG SA, 7.750% due 5/15/17	461,265

	TELECOM SERVICES - 2.4%
2,500,000	Altice SA., 7.625% due 2/15/25, 144A	2,517,187
1,333,000	Digicel Ltd., 8.250% due 9/1/17, 144A	1,360,500
318,000	Paetec Holdings Corp., 9.875% due 12/1/18	336,603
1,200,000	Wind Acquisition Financial SA, 7.375% due 4/23/21, 144A	1,248,000
		5,462,290
	TELEPHONE INTEGRATED - 2.7%
530,000	Cincinnati Bell, Inc., 8.750% due 3/15/18	543,912
300,000	Level 3 Financing, Inc., 9.375% due 4/1/19	314,064
933,000	Level 3 Financing, Inc., 8.625% due 7/15/20	1,015,804
2,160,000	Level 3 Financing, Inc., 8.125% due 7/1/19	2,281,500
1,800,000	Windstream Corp., 8.125% due 9/1/18	1,885,050
		6,040,330
	TELEVISION - 0.4%
475,000	Videotron Ltd., 6.375% due 12/15/15	475,481
332,000	Videotron Ltd., 9.125% due 4/15/18	338,640
		814,121
	TRANSPORTATION - EQUIPMENT & LEASING - 1.1%
2,351,272	AWAS Aviation Capital Ltd., 7.000% due 10/17/16, 144A	2,409,936

	TRANSPORTATION - MARINE - 0.4%
970,000	Hornbeck Offshore Services, Inc., 5.875% due 4/1/20	839,050

	TRANSPORTATION -SERVICES - 0.3%
700,000	Era Group, Inc., 7.750% due 12/15/22	679,000

	TOTAL CORPORATE BONDS & NOTES (Cost $145,985,210)	140,030,993

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal ($)		Value
	COMMERCIAL MORTGAGE BACKED SECURITIES - 10.1%
68,296	Bank of America Mortgage Securities 2003-5 3B4, 7.500% due 2/25/31, 144A	$56,655
51,021	Bank of America Mortgage Securities 2003-5 3B5, 7.500% due 2/25/31, 144A	32,242
41,507	Bank of America Mortgage Securities 2003-5 3B6, 7.500% due 2/25/31, 144A	8,573
1,675,247	Bank of America Funding 2009-R5 Trust, 6.000% due 6/26/37, 144A	1,463,338
46,200	Bayview Commercial Asset Trust 2004-3, 1.774% due 1/25/35, 144A	43,360
1,667,996	Bayview Commercial Asset Trust 2006-1, 0.694% due 4/25/36, 144A	1,319,958
3,416,981	Bayview Commercial Asset Trust 2007-4, 0.621% due 9/25/37, 144A	2,896,845
2,000,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 2.424% due 4/25/36, 144A	1,250,860
1,000,000	Bayview Financial Mortgage Pass-Through Trust 2005-C, 0.978% due 6/28/44	775,109
641,557	Bear Stearns Mortgage Funding Trust 2007-AR4, 0.414% due 9/25/47	372,009
1,625,000	Credit Suisse Commercial Mortgage Trust Series 2006-C3, 5.807% due 6/15/38	880,100
150,000	Credit Suisse First Boston Mortgage Securities Corp., 5.296% due 8/15/38, 144A	148,155
5,340,026	GSAMP Trust 2006-S4, 0.354% due 5/25/36	1,513,577
670,299	GSAMP Trust 2007-FM1, 0.244% due 12/25/36	367,294
136,522	Impac CMB Trust Series 2004-7, 1.179% due 11/25/34	114,630
758,482	Impac CMB Trust Series 2005-4, 0.819% due 5/25/35	625,061
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, 5.310% due 7/15/41	1,411,596
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, 5.841% due 4/15/45	772,884
2,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, 5.841% due 4/15/45	1,783,691
1,694,033	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3, 2.866% due 9/25/37	1,400,679
992,000	Prime Mortgage Trust 2006-CL1, 0.574% due 2/25/35	658,333
990,095	Residential Asset Securities Corp., 2003-KS3 Trust, 1.179% due 5/25/33	785,349
903,674	Residential Asset Securities Corp., 2004-KS3 Trust, 1.746% due 4/25/34	629,578
949,026	Residential Asset Mortgage Products 2004-RS11 Trust, 2.094% due 11/25/34	847,484
1,410,439	Truman Capital Mortgage Loan Trust, 2.924% due 1/25/34, 144A	1,256,160
2,696,890	Voyager CBASS Delaware Trust, 0.404% due 2/26/37, 144A	409,792
1,245,000	Wachovia Mortgage Loan Trust Series 2005-WMC1, 0.864% due 10/25/35	924,543
220,537	WaMu Mortgage Pass-Through Certificates Series 2003-AR1 Trust, 2.154% due 3/25/33	197,559
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $22,375,052)	22,945,414

	HOME EQUITY- 8.0%
435,131	Accredited Mortgage Loan Trust 2004-3, 2.199% due 10/25/34	396,029
1,000,000	Bear Stearns Asset Backed Securities I Trust 2005-AQ1, 1.524% due 3/25/35	532,887
52,557	Bear Stearns Asset Backed Securities Trust 2003-3, 0.764% due 6/25/43	50,327
653,073	CDC Mortgage Capital Trust 2004-HE-1, 1.974% due 6/25/34	595,702
1,548,213	CDC Mortgage Capital Trust 2004-HE-3, 1.971% due 11/25/34	1,410,463
1,265,803	Centex Home Equity Loan Trust 2002-C, 1.324% due 9/25/32	720,737
367,003	Centex Home Equity Loan Trust 2004-D, 1.174% due 9/25/34	297,456
1,740,325	Equifirst Mortgage Loan Trust 2005-1, 1.239% due 4/25/35	1,148,863
4,200,000	First NLC Trust 2005-4, 0.664% due 2/25/36	2,322,642
2,926,000	GSAA Home Equity Trust, 1.374% due 6/25/35	1,809,026
237,122	Home Equity Asset Trust, 2.724% due 3/25/33	173,212
899,860	Home Equity Asset Trust, 1.674% due 3/25/35	773,160
1,376,890	Morgan Stanley ABS Capital I Inc Trust 2005-HE1, 1.479% due 12/25/34	1,011,550
312,076	Morgan Stanley ABS Capital I Inc Trust 2006-HE3, 0.334% due 4/25/36	306,765
419,954	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1.269% due 1/25/35	320,032
104,022	Morgan Stanley Dean Witter Capital I Inc Trust 2001-AM1, 2.274% due 2/25/32	80,646
538,778	Morgan Stanley Home Equity Loan Trust 2007-2, 0.274% due 4/25/37	346,377
801,580	Morgan Stanley Mortgage Loan Trust 2007-8XS, 6.000% due 4/25/37	523,065

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal ($)		Value
	HOME EQUITY (Continued) - 8.0%
806,484	New Century Home Equity Loan Trust 2004-1, 2.499% due 5/25/34	$642,022
1,027,807	New Century Home Equity Loan 2004-3, 1.749% due 11/25/34	900,200
3,000,204	New Century Home Equity Loan 2005-1, 1.239% due 3/25/35	2,240,799
96,526	Option One Mortgage Accep Corp., 3.174% due 6/25/33	91,548
1,068,399	Renaissance Home Equity Loan Trust 2004-3, 5.157% due 11/25/34	994,138
415,164	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 2.349% due 2/25/34	370,781
	TOTAL HOME EQUITY (Cost $16,991,600)	18,058,427

	PREFERRED STOCK - 0.7%
1,475	Pitney Bowes International Holdings, Inc., 6.125%, 144A (Cost $1,561,940)	1,570,414

	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.0%
346,139	Freddie Mac REMICS, 6.536% due 8/15/35 (Cost $70,942)	74,282

	SHORT-TERM INVESTMENT - 6.7%
	MONEY MARKET FUND - 6.7%
15,182,134	Fidelity Institutional Money Market Fund-	15,182,134
	Money Market Portfolio, to yield 0.13% * (Cost $15,182,134)

	TOTAL INVESTMENTS - 102.5% (Cost $235,370,102) (a)	$232,646,040
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%	(5,678,431)
	NET ASSETS - 100.0%	$226,967,609

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $226,533,719 differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$14,908,734
Unrealized Depreciation:	(8,796,413)
Net Unrealized Appreciation:	$6,112,321

* Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At March 31, 2015 144A securities amounted to $67,821,273 or 29.86% of net assets.
ADR- American Depositary Receipt.

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal ($)		Value
	SECURITIES SOLD SHORT - (7.8)%
	CORPORATE BONDS - (7.8)%
	CABLE/SATELLITE TV - (0.6)%
(295,000)	CCO Holdings LLC., 5.250% due 3/15/21	$(303,113)
(295,000)	CCO Holdings LLC., 6.500% due 4/30/21	(310,856)
(600,000)	Comcast Corp., 5.150% due 3/1/20	(690,355)
		(1,304,324)
	CELLULAR TECLECOM - (0.7)%
(1,720,000)	Sprint Communications, Inc., 6.000% due 11/15/22	(1,640,450)

	CONTAINERS - METAL/GLASSS - (0.4)%
(1,000,000)	Ball Corp., 4.000% due 11/15/23	(980,000)

	DIVERSIFIED MANUFACTURE OPERATION - (0.8)%
(1,900,000)	Bombardier, Inc., 6.125% due 1/15/23, 144A	(1,805,000)

	ELECTRONIC COMPONENT - SEMICONDUCTOR - (0.9)%
(2,000,000)	Advanced Micro Devices, Inc., 7.500% due 8/15/22	(1,925,000)

	FINANCE - BANKING - (0.1)%
(240,000)	International Bank of AZ., 5.625% due 6/11/19	(219,600)

	FINANCE - LEASING COMPANY - (0.8)%
(1,000,000)	Air Lease Corp., 3.375% due 1/15/19	(1,025,000)
(763,000)	Aircastle Ltd., 5.1255 due 3/15/21	(799,243)
		(1,824,243)
	MEDICAL - HOSPITALS - (0.7)%
(1,300,000)	HCA, Inc., 6.500% due 2/15/20	(1,467,050)

	METAL - COPPER - (0.1)%
(240,000)	Freeport-McMoRan, Inc., 3.100% due 3/15/20	(234,112)

	OIL COMPANY- EXPLORATION & PRODUCTION - (0.9)%
(2,100,000)	Anadarko Petroleum Corp., 3.450% due 7/15/24	(2,107,398)

	OIL FIELD SERVICES - (0.1)%
(206,000)	Oceaneering International, Inc., 4.650% due 11/15/24	(208,666)

	PRINTING - COMMERCIAL - (0.4)%
(905,000)	RR Donnelley & Sons Co., 6.5005 due 11/15/23	(966,087)

	RETAIL - DISCOUNT - (0.4)%
(900,000)	Target Corp., 2.900% due 1/15/22	(927,724)

	RETAIL - REGIONAL DEPARTMENT STORE - (0.2)%
(450,000)	Kohl’s Corp., 4.000% due 11/1/21	(478,386)

	RETAIL - RESTAURANTS - (0.3)%
(710,000)	McDonald’s Corp., 3.250% due 6/10/24	(737,480)

	TELEPHONE - INTEGRATED - (0.4)%
(240,000)	AT&T, Inc., 3.900% due 3/11/24	(251,639)
(600,000)	SoftBank Corp., 4.500% due 4/15/20, 144A	(615,000)
		(866,639)

	TOTAL SECURITIES SOLD SHORT (Proceeds $17,853,676)	$(17,692,159)

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Unrealized Gain (Loss)
SWAP CONTRACTS
AEP Industries, Inc. Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8.25% due 4/15/19) vs. 3 month LIBOR (Notional Value $1,450,000)	$(73)

Alta Mesa Hldngs/Finance, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (9 5/8% due 10/15/2018) vs. 3 month LIBOR (Notional Value $625,000)	(37,397)

Advanced Micro Devices, Inc., 144A,Total Return Swap with Deutsche Bank AG London –March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 3/4% due 3/1/2019) vs. 3 month LIBOR (Notional Value $4,000,000)	(32,540)

American Achievement Corp., 144A, Total Return Swap with Deutsche Bank AG London – April 15, 2016 – to receive Total Returns plus accrued interest on underlying investment (10 7/8% due 4/15/2016) vs. 3 month LIBOR (Notional Value $755,000)	(1,360)

Aircastle Ltd., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 1/4% due 12/1/2019) vs. 3 month LIBOR (Notional Value $2,020,000)	(39,005)

Bombardier, Inc., Total Return Swap with Deutsche Bank AG London – January 15, 2016 – to receive Total Returns plus accrued interest on underlying investment (4 1/4% due 1/15/2016) vs. 3 month LIBOR (Notional Value $2,100,000)	12,602

Bombardier, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 3/4% due 3/15/2020) vs. 3 month LIBOR (Notional Value $1,500,000)	(31,847)

BMC Software, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 1/4% due 6/1/2018) vs. 3 month LIBOR (Notional Value $1,350,000)	(23,359)

BMC Software, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 1/4% due 6/1/2018) vs. 3 month LIBOR (Notional Value $400,000)	34,478

Brightstar Corp., 144A, Total Return Swap with Deutsche Bank AG London – December 1, 2016 – to receive Total Returns plus accrued interest on underlying investment (9 1/2% due 12/1/2016) vs. 3 month LIBOR (Notional Value $2,600,000)	39,771

Brightstar Corp., 144A, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 1/4% due 12/1/2016) vs. 3 month LIBOR (Notional Value $1,000,000)	21,272

Beazer Homes USA, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (9 1/8% due 5/15/2019 vs. 3 month LIBOR (Notional Value $1,800,000)	(66,130)

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Unrealized Gain (Loss)

Beazer Homes USA, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (9 1/8% due 5/15/2019 vs. 3 month LIBOR (Notional Value $1,120,000)	$(30,705)

Cincinnati Bell, Inc., Total Return Swap with Deutsche Bank AG London – March 15, 2018 – o receive Total Returns plus accrued interest on underlying investment (8 3/4% due 3/15/2018) vs. 3 month LIBOR (Notional Value $598,000)	6,346

Cincinnati Bell, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 3/4% due 10/15/2020) vs. 3 month LIBOR (Notional Value $810,000)	(2,396)

CIE GEN Geophysique, Total Return Swap with Deutsche Bank AG London – May 15, 2017 – to receive Total Returns plus accrued interest on underlying investment (7 3/4% due 5/15/2017) vs. 3 month LIBOR (Notional Value $1,920,000)	(2,331)

CIE GEN Geophysique, Total Return Swap with Deutsche Bank AG London – May 15, 2017 – to receive Total Returns plus accrued interest on underlying investment (7 3/4% due 5/15/2017) vs. 3 month LIBOR (Notional Value $1,848,000)	(2,243)

Chinos Intermed Hldgs, 144A, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 3/4% due 5/1/2019) vs. 3 month LIBOR (Notional Value $1,280,000)	(23,816)

CCO Holdings LLC/ Chtr, Total Return Swap with Deutsche Bank AG London – October 30, 2017 – to receive Total Returns plus accrued interest on underlying investment (7 1/4% due 10/30/2017) vs. 3 month LIBOR (Notional Value $1,373,000)	8,563

Clearwire Corp., 144A, Total Return Swap with Deutsche Bank AG London – December 1, 2016 – to receive Total Returns plus accrued interest on underlying investment (14 3/4% due 12/1/2016) vs. 3 month LIBOR (Notional Value $540,000)	6,532

Convatec Finance International SA, 144A, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (9% due 1/15/2019) vs. 3 month LIBOR (Notional Value $920,000)	1,859

Quest Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (7 1/5% due 11/10/2026) vs. 3 month LIBOR (Notional Value $1,922,000)	(7,295)

Emdeon, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (11% due 12/31/2019) vs. 3 month LIBOR (Notional Value $1,000,000)	15,910

Exterran Holdings, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 1/4% due 12/1/2018) vs. 3 month LIBOR (Notional Value $725,000)	3,959

Fly Leasing Ltd., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 3/8% due 10/15/2021) vs. 3 month LIBOR (Notional Value $1,350,000)	(5,567)

Fly Leasing Ltd., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 3/4% due 10/15/2020) vs. 3 month LIBOR (Notional Value $1,270,000)	65,367

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Unrealized Gain (Loss)
Freescale Semiconductor., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (10 3/4% due 8/1/2020) vs. 3 month LIBOR (Notional Value $1,702,000)	$40,266

Gannet Company, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 1/8% due 9/1/2018) vs. 3 month LIBOR (Notional Value $1,911,000)	42,358

Gannet Company, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 1/8% due 9/1/2018) vs. 3 month LIBOR (Notional Value $1,760,000)	60,737

Hertz Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (4 1/4% due 4/1/2018) vs. 3 month LIBOR (Notional Value $1,000,000)	9,005

Hertz Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 1/2% due 10/15/2018) vs. 3 month LIBOR (Notional Value $4,020,000)	57,496

Hertz Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 1/2% due 10/15/2018) vs. 3 month LIBOR (Notional Value $5,000,000)	(88,058)

Hertz Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 1/2% due 10/15/2018) vs. 3 month LIBOR (Notional Value $3,000,000)	41,033

IGLOO Holdings Corp., Total Return Swap with Deutsche Bank AG London – December 15, 2017 – to receive Total Returns plus accrued interest on underlying investment (8 1/4% due 12/15/2017) vs. 3 month LIBOR (Notional Value $2,085,000)	(13,051)

IHC, Inc., 144A, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (5% due 11/1/2022) vs. 3 month LIBOR (Notional Value $800,000)	(9,321)

Ladder Cap Fin LLLP/Corp., Total Return Swap with Deutsche Bank AG London – October 1, 2017 – to receive Total Returns plus accrued interest on underlying investment (7 3/8% due 10/1/2017) vs. 3 month LIBOR (Notional Value $1,515,000)	(2,628)

Ladder Cap Fin LLLP/Corp., Total Return Swap with Deutsche Bank AG London – October 1, 2017 – to receive Total Returns plus accrued interest on underlying investment (7 3/8% due 10/1/2017) vs. 3 month LIBOR (Notional Value $1,200,000)	(2,209)

Level 3 Communications, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 7/8% due 6/1/2019) vs. 3 month LIBOR (Notional Value $1,200,000)	(6,199)

M/I Homes, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 5/8% due 11/15/2018) vs. 3 month LIBOR (Notional Value $2,000,000)	(33,768)

Mallinckrodt Intl Fin., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (4 3/4% due 4/15/2023) vs.3 month LIBOR (Notional Value $500,000)	(16,453)

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Unrealized Gain (Loss)
NBTY, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (9% due 10/1/2018) vs. 3 month LIBOR (Notional Value $1,580,000)	$(4,294)

99 Cents Only Stores, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (11% due 12/15/2019) vs. 3 month LIBOR (Notional Value $1,265,000)	(30,143)

Sabine Oil & Gas/Fin Corp., Total Return Swap with Deutsche Bank AG London – February 15, 2017 – to receive Total Returns plus accrued interest on underlying investment (9 3/4% due 2/15/2017) vs. 3 month LIBOR (Notional Value $2,000,000)	(507,660)

Sabine Oil & Gas/Fin Corp., Total Return Swap with Deutsche Bank AG London – February 15, 201 – to receive Total Returns plus accrued interest on underlying investment (9 3/4% due 2/15/2017) vs. 3 month LIBOR (Notional Value $945,000)	(239,870)

Novelis, Inc.,, Total Return Swap with Deutsche Bank AG London – December 15, 2017 – to receive Total Returns plus accrued interest on underlying investment (8 3/8% due 12/15/2017) vs. 3 month LIBOR (Notional Value $1,200,000)	1,552

Novelis, Inc.,, Total Return Swap with Deutsche Bank AG London – March 27, 2016 – to receive Total Returns plus accrued interest on underlying investment (8 3/8% due 12/15/2017) vs. 3 month LIBOR (Notional Value $1,791,000)	(529)

Oppenheimer Holdings Cl-A, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 3/4% due 4/15/2018) vs. 3 month LIBOR (Notional Value $1,000,000)	(7,798)

Petco Holdings, Inc., 144A, Total Return Swap with Deutsche Bank AG London – October 15, 2017 – to receive Total Returns plus accrued interest on underlying investment (8 1/2% due 10/15/2017) vs. 3 month LIBOR (Notional Value $1,500,000)	(26,222)

Ameristar Casinos, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2016 – to receive Total Returns plus accrued interest on underlying investment (7 1/2% due 4/15/2021) vs. 3 month LIBOR (Notional Value $2,486,000)	(6,950)

Jaguar Holding Co., 144A, Total Return Swap with Deutsche Bank AG London – October, 2017 – to receive Total Returns plus accrued interest on underlying investment (9 3/8% due 10/15/2017) vs. 3 month LIBOR (Notional Value $1,605,000)	(10,464)

RR Donnelley & Sons Co., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 5/8% due 6/15/2020) vs. 3 month LIBOR (Notional Value $1,000,000)	39,380

United Rentals North America, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 1/4% due 2/1/2021) vs. 3 month LIBOR (Notional Value $1,410,000)	(3,391)

Sanmina Corp., 144A, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (4 3/8% due 6/1/2019) vs. 3 month LIBOR (Notional Value $1,500,000)	(18,842)

Seadrill Ltd., 144A, Total Return Swap with Deutsche Bank AG London – September 30, 2017 – to receive Total Returns plus accrued interest on underlying investment (6 1/8% due 9/15/2017) vs. 3 month LIBOR (Notional Value $1,250,000)	(56,248)

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Unrealized Gain (Loss)
Sunguard Data Systems, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 3/8% due 11/15/2018) vs. 3 month LIBOR (Notional Value $2,673,000)	$(49,017)

Swift Energy Co., Total Return Swap with Deutsche Bank AG London – June 1, 2017 – to receive Total Returns plus accrued interest on underlying investment (7 1/8% due 6/1/2017) vs. 3 month LIBOR (Notional Value $730,000)	1,260

Schaeffler Holdings, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (6 7/8% due 8/15/2018) vs. 3 month LIBOR (Notional Value $2,065,000)	(4,003)

Sitel LLC/Sitel Fin Corp., 144A, Total Return Swap with Deutsche Bank AG London – August 1, 2017 – to receive Total Returns plus accrued interest on underlying investment (11% due 8/1/2017) vs. 3 month LIBOR (Notional Value $1,060,000)	34,190

Istar Financial, Inc., Total Return Swap with Deutsche Bank AG London – November 1, 2017 – to receive Total Returns plus accrued interest on underlying investment (4% due 11/1/2017) vs. 3 month LIBOR (Notional Value $2,410,000)	(37,478)

STHI Holding Corp., Total Return Swap with Deutsche Bank AG London – March 15, 2018 – to receive Total Returns plus accrued interest on underlying investment (8% due 3/15/2018) vs. 3 month LIBOR (Notional Value $1,550,000)	(35,815)

SunCoke Energy, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 5/8% due 8/1/2019) vs. 3 month LIBOR (Notional Value $395,000)	6,395

Townsquare Radio LLC., 144A, Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (9% due 4/1/2019) vs. 3 month LIBOR (Notional Value $1,900,000)	(47,229)

Tutor Perini Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (7 5/8% due 11/1/2018) vs. 3 month LIBOR (Notional Value $1,980,000)	(488)

United Rentals North America, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 3/8% due 9/15/2020) vs. 3 month LIBOR (Notional Value $840,000)	2,598

US Foods, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 1/2% due 6/30/2019) vs. 3 month LIBOR (Notional Value $1,500,000)	11,007

Paetec Holdings Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (9 7/8% due 12/1/2018) vs. 3 month LIBOR (Notional Value $1,340,000)	(731)

Windstream Holdings, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (8 1/8% due 9/1/2018) vs. 3 month LIBOR (Notional Value $1,840,000)	15,144

Paetec Holdings Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2018 – to receive Total Returns plus accrued interest on underlying investment (9 7/8% due 12/1/2018) vs. 3 month LIBOR (Notional Value $674,000)	6,362
Net Unrealized Depreciation on Swap Contracts	$(979,481)

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2015

ASSETS
Investment in Securities (identified cost $235,370,102)	$232,646,040
Segregated cash at broker	18,563,781
Interest receivable	3,272,294
Due from broker for swaps	657,072
Receivable for Fund shares sold	563,575
Receivable for securities sold	3,574
Prepaid expenses and other assets	68,308
TOTAL ASSETS	255,774,644

LIABILITIES
Securities sold short, at value (proceeds $17,853,676)	17,692,159
Line of credit payable	5,000,000
Payable for investments purchased	3,901,002
Unrealized depreciation on swap contracts	979,481
Payable for Fund shares repurchased	699,225
Investment advisory fees payable	486,103
Distribution (12b-1) fees payable	12,705
Accrued expenses and other liabilities	36,360
TOTAL LIABILITIES	28,807,035
NET ASSETS	$226,967,609

Net Assets Consist Of:
Paid in capital	$239,821,915
Undistributed net investment loss	(2,387,907)
Accumulated net realized loss from security transactions and swap contracts	(6,923,638)
Net unrealized depreciation of investments and swap contracts	(3,542,761)
NET ASSETS	$226,967,609

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2015

Net Asset Value Per Share:
Class A Shares:
Net Assets	$41,044,166
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,061,696
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.11
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$10.73

Class I Shares:
Net Assets	$181,206,383
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	17,918,701
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$10.11

Class C Shares:
Net Assets	$4,717,060
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	460,574
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$10.24

(a) On investments of $1 million or more, the maximum sales charge will not apply.

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2015

INVESTMENT INCOME
Interest income	$6,996,727
TOTAL INVESTMENT INCOME	6,996,727

EXPENSES
Investment advisory fees	3,173,339
Distribution (12b-1) Fees:
Class A	57,107
Class I	17,309
Short sale interest expense	107,554
Administrative services fees	93,344
Transfer agent fees	77,787
Interest expense	41,528
Registration fees	37,397
Non 12b-1 shareholder servicing	37,396
Accounting services fees	34,107
Professional fees	31,914
Custodian fees	16,753
Printing and postage expenses	15,956
Compliance officer fees	10,969
Trustees fees and expenses	7,979
Insurance expense	4,139
Other expenses	1,496
TOTAL EXPENSES	3,766,074

Less: Fees waived by the Adviser	(184,512)

NET EXPENSES	3,581,562
NET INVESTMENT INCOME	3,415,165

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain(loss):
Security transactions	(2,148,181)
Swaps contracts	(4,050,181)
Securities sold short	253,773
(5,944,589)
Net change in unrealized appreciation (depreciation) on:
Investments	(6,473,913)
Swaps contracts	81,585
Securities sold short	(64,560)
(6,456,888)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(12,401,477)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,986,312)

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2015	September 30,
	(Unaudited)	2014 (a)
FROM OPERATIONS
Net investment income	$3,415,165	$4,182,960
Net realized gain (loss) from security transactions, swap contracts, and
securities sold short	(5,944,589)	985,924
Net change in unrealized appreciation (depreciation) of investments, swap
contracts and securities sold short	(6,456,888)	2,686,050
Net increase(decrease) in net assets resulting from operations	(8,986,312)	7,854,934
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(245,353)
Class I	—	(271,073)
From net investment income:
Class A	(1,198,891)	(2,110,922)
Class I	(5,561,349)	(2,958,764)
Class C	(103,898)	(9,327)
From return of capital:
Class A	—	(987,873)
Class I	—	(3,781,370)
Class C	—	(36,257)
Net decrease in net assets resulting from distributions to shareholders	(6,864,138)	(10,400,939)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	9,743,872	78,335,900
Class I	60,520,061	190,577,671
Class C	2,855,749	2,514,594
Net asset value of shares issued in reinvestment of distributions:
Class A	1,132,068	2,746,264
Class I	5,101,937	5,994,434
Class C	98,450	42,736
Payments for shares redeemed:
Class A	(16,357,880)	(56,775,132)
Class I	(75,772,505)	(23,595,879)
Class C	(381,573)	(140,916)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(13,059,821)	199,699,672
TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,910,271)	197,153,667

NET ASSETS
Beginning of Period	255,877,880	58,724,213
End of Period*	$226,967,609	255,877,880
*Includes undistributed net investment income (loss) of:	$(2,387,907)	1,061,066

(a) The Sandalwood Opportunity Fund Class C commenced operations on February 11, 2014.

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	March 31,	Year Ended
	2015	September 30,
	(Unaudited)	2014 (a)
SHARE ACTIVITY
Class A:
Shares Sold	931,998	7,187,782
Shares Reinvested	111,634	253,171
Shares Redeemed	(1,584,688)	(5,180,805)
Net increase (decrease) in shares of beneficial interest outstanding	(541,056)	2,260,148

Class I:
Shares Sold	5,783,349	17,427,537
Shares Reinvested	502,849	554,475
Shares Redeemed	(7,328,955)	(2,164,193)
Net increase (decrease) in shares of beneficial interest outstanding	(1,042,757)	15,817,819

Class C:
Shares Sold	269,265	226,467
Shares Reinvested	9,581	3,908
Shares Redeemed	(35,963)	(12,684)
Net increase in shares of beneficial interest outstanding	242,883	217,691

(a) The Sandalwood Opportunity Fund Class C commenced operations on February 11, 2014.

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Sixth Months Ended				Period
	March 31, 2015		Year Ended		Ended
	(Unaudited)		September 30, 2014		September 30, 2013 (1)
Net asset value, beginning of period	$10.75		$10.70		$10.00
Activity from investment operations:
Net investment income (2)	0.13		0.28		0.22
Net realized and unrealized
gain (loss) on investments	(0.48)		0.43		0.70
Total from investment operations	(0.35)		0.71		0.92
Less distributions from:
Net investment income	(0.29)		(0.38)		(0.22)
Net realized gains	—		(0.07)		—
Return of capital	—		(0.21)		—
Total distributions	(0.29)		(0.66)		(0.22)
Net asset value, end of period	$10.11		$10.75		$10.70
Total return (3)(6)	(3.22)%		6.76%		9.17%
Net assets, at end of period (000s)	$41,044		$49,485		$25,607
Ratio of gross expenses to average
net assets (4)	3.22	% (5)(8)	3.18	% (7)	3.57	% (5)
Ratio of net expenses to average
net assets	3.07	% (5)(8)	2.99	% (7)	2.95	% (5)
Ratio of net investment income
to average net assets	2.52	% (5)(8)	2.58	% (7)	2.39	% (5)
Portfolio Turnover Rate	84	% (6)	197%		87	% (6)
__________________________________________________
(1)	The Sandalwood Opportunity Fund Class A commenced operations on November 29, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)
Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5)	Annualized.
(6)	Not annualized.
(7)	Includes 0.04% for the year ended September 31, 2014 attributed to margin expense on short sales, which is not subject to waiver by the Adviser.
(8)	Includes 0.12% for the six months ended March 31, 2015 attributed to line of credit fees and margin expense on short sales, which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Sixth Months Ended				Ended
	March 31, 2015		Year Ended		Period
	(Unaudited)		September 30, 2014		September 30, 2013 (1)
Net asset value, beginning of period	$10.76		$10.71		$10.00
Activity from investment operations:
Net investment income (2)	0.14		0.31		0.24
Net realized and unrealized
gain (loss) on investments	(0.48)		0.42		0.70
Total from investment operations	(0.34)		0.73		0.94
Less distributions from:
Net investment income	(0.31)		(0.40)		(0.23)
Net realized gains	—		(0.07)		—
Return of capital	—		(0.21)		—
Total distributions	(0.31)		(0.68)		(0.23)
Net asset value, end of period	$10.11		$10.76		$10.71
Total return (3)(6)	(3.19)%		7.00%		9.41%
Net assets, at end of period (000s)	$181,206		$204,020		$33,657

Ratio of gross expenses to average
net assets (4)	2.97	% (5)(8)	2.96	% (7)	3.32	% (5)
Ratio of net expenses to average
net assets	2.82	% (5)(8)	2.74	% (7)	2.70	% (5)
Ratio of net investment income
to average net assets	2.77	% (5)(8)	2.85	% (7)	2.66	% (5)
Portfolio Turnover Rate	84	% (6)	197%		87	% (6)

(1)	The Sandalwood Opportunity Fund Class I commenced operations on November 29, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5)	Annualized.
(6)	Not annualized.
(7)	Includes 0.04% for the year ended September 31, 2014 attributed to margin expense on short sales, which is not subject to waiver by the Adviser.
(8)	Includes 0.12% for the six months ended March 31, 2015 attributed to line of credit fees and margin expense on short sales, which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class C
	Sixth Months Ended
	March 31, 2015		Period Ended
	(Unaudited)		September 30, 2014 (1)
Net asset value, beginning of period	$10.90		$10.84
Activity from investment operations:
Net investment income (2)	0.09		0.18
Net realized and unrealized
gain (loss) on investments	(0.49)		0.24
Total from investment operations	(0.40)		0.42
Less distributions from:
Net investment income	(0.26)		(0.08)
Net realized gains	—		(0.07)
Return of capital	—		(0.21)
Total distributions	(0.26)		(0.36)
Net asset value, end of period	$10.24		$10.90
Total return (3)(6)	(3.64)%		3.21%
Net assets, at end of period (000s)	$4,717		$2,373

Ratio of gross expenses to average
net assets (4)	3.97	% (5)(8)	3.96	% (5)(7)
Ratio of net expenses to average
net assets	3.82	% (5)(8)	3.74	% (5)(7)
Ratio of net investment income
to average net assets	1.77	% (5)(8)	2.95	% (5)(7)
Portfolio Turnover Rate	84	% (6)	197	% (6)
_________________________________________
(1)	The Sandalwood Opportunity Fund Class C commenced operations on February 11, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)
Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5)	Annualized.
(6)	Not annualized.
(7)	Includes 0.04% for the year ended September 31, 2014 attributed to margin expense on short sales, which is not subject to waiver by the Adviser.
(8)	Includes 0.12% for the six months ended March 31, 2015 attributed to line of credit fees and margin expense on short sales, which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2015

1.          ORGANIZATION

The Sandalwood Opportunity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek income and capital appreciation.

The Fund currently offers Class A shares, Class I shares and Class C shares. Class I and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.          SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in preparation of the Fund’s financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Total return swaps on fixed income securities are valued each day by using the fixed income securities valuation from an independent pricing service which uses methods that include current market quotations from a major market maker in the security and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies may be valued at net asset value.

Sandalwood Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers. The applicable investments are valued collectively via inputs from each of these groups. In accordance with the Trust’s valuation policies and procedures, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-advisers, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-advisers to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-advisers based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-advisers are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Sandalwood Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Sandalwood Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$140,030,993	$—	$140,030,993
Asset Backed Securities	—	29,486,245	—	29,486,245
Commercial Mortgage Backed Securities	—	22,945,414	—	22,945,414
Home Equity	—	18,058,427	—	18,058,427
Bank Debt	—	5,298,131	—	5,298,131
U.S. Government & Agency Obligations	—	74,282	—	74,282
Preferred Stock	—	1,570,414	—	1,570,414
Money Market Fund	15,182,134	—	—	15,182,134
Total	$15,182,134	$217,463,906	$—	$232,646,040

Liabilities *	Level 1	Level 2	Level 3	Total
Corporate Bonds Sold Short	$—	$17,692,159	$—	$17,692,159
Open Swap Contracts	—	979,481	—	979,481
Total	$—	$18,671,640	$—	$18,671,640

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Offsetting of Financial Assets and Derivative Assets
The following table presents the Fund’s derivatives offset under a master netting arrangement along with collateral pledged for these contracts as of March 31, 2015.

Liabilties:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Cash Collateral Pledged
Description
Swaps Contracts	$(1,564,923)	$585,442	$(979,481)	$18,563,781
Total	$(1,564,923)	$585,442	$(979,481)	$18,563,781

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of each Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (FDIC) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a

Sandalwood Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Credit Facility – The Fund has entered into a revolving line of credit agreement with MUFG Union Bank, N.A. for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is the lesser of $50,000,000 or 20% of the Fund’s daily market value. Borrowings under this agreement bear interest at a rate equal to the Interest Rate Following Default plus 5.00%, per annum, on the principal balance outstanding. During the six months ended March 31, 2015, the Fund incurred $41,528 of interest expense related to the borrowings. Average borrowings and the average interest rate during the six months ended March 31, 2015 were $5,116,709 and 3.25%, respectively. The largest outstanding borrowing during the six months ended March 31, 2015 was $10,025,278. As of March 31, 2015, the Fund had $5,000,000 outstanding borrowings.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold debt securities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.

Sandalwood Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

The Fund maintains cash as collateral to secure its obligations under the swaps. As of March 31, 2015, the notional value of the swaps was $104,258,000 and the collateral held was $18,563,781. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund is subject to interest price risk. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized depreciation on swap contracts on the Statement of Assets and Liabilities. The realized gains on swaps and change in unrealized loss on swaps are located on the Statement of Operations.

The derivative instruments outstanding as of March 31, 2015 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the six months as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2015:

Location on the Statement of Assets and Liabilities
Derivates Investment Type	Asset Derivatives	Liability Derivatives
Total Return Swaps	–	Unrealized depreciation on swap contracts

Sandalwood Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2015:

Liabilities Derivative Investment Value
	Interest Rate Risk	Counter Party Risk	Total Value at March 31, 2015
Swaps	$(979,481)	$-	$(979,481)
	$(979,481)	$-	$(979,481)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended March 31, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Swaps	Net realized gain (loss) from Swaps
Net change in unrealized appreciation (depreciation) on Swaps

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2015:

Realized gain/(loss) on derivatives recognized in the Statement of Operations

Derivative Instrument Type	Interest Rate Risk	Total Value at March 31, 2015
Swaps	(4,078,435)	(4,078,435)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
	Interest Rate Risk	Total Value at March 31, 2015
Total Return Swaps	81,585	81,585

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012 - 2014), or expected to be taken in the Fund’s 2015 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Sandalwood Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Fund’s financial statements

All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Funds by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Prime Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.           INVESTMENT TRANSACTIONS

For the six months ended March 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and U.S. Government securities, amounted to $172,848,454 and $179,424,161, respectively. Short sales and closing purchases from securities sold short amounted to $20,402,742 and $11,132,026.

4.           INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Princeton Fund Advisors, LLC, serves as the Fund’s investment adviser (the “Adviser”). The Adviser has engaged Sandalwood Securities, Inc. as the primary sub-adviser to the Fund. The Fund, in

Sandalwood Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

consultation with Sandalwood Securities, Inc., has engaged the following sub-advisers to provide investment sub-advisory services to a portion of the assets of the Fund, as allocated to each sub-adviser: Deer Park Road Corporation, Whippoorwill Associates Inc., Acuity Capital Management, LLC and MidOcean Credit Fund Management, L.P., doing business as MidOcean Credit Partners. The Adviser compensates each sub-adviser for its services from the management fees received from the Fund.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 2.55% of the Fund’s average daily net assets. The sub-advisers are paid by the Adviser, not the Fund. For the six months ended March 31, 2015, the Fund incurred $3,173,339 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary to ensure that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, or extraordinary expenses, such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the Adviser)), not incurred in the ordinary course of the Fund’s business) do not exceed 2.95% per annum of Class A average daily net assets, 2.70% per annum for Class I average daily net assets and 3.70% per annum for Class C average daily net assets (the “expense limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If the Operating Expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. As of March 31, 2015, the Fund waived fees of $184,512.

The following amounts previously waived or reimbursed by the Adviser are subject to recapture by the following dates:

9/30/2016	9/30/2017
$171,192	$320,862

Sandalwood Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

Distributor - The Trust has adopted the Trust’s Master Distribution and Shareholder Services Plans for Class A shares and Class C pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A and Class C, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. Pursuant to the Plan, $57,107 in distribution fees for Class A shares and $17,309 in distribution fees for Class C shares were incurred during the six months ended March 31, 2015.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares for the six months ended March 31, 2015, the Distributor received $52,733 from front-end sales charges of which $8,117 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also services of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.           DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2014	September 30, 2013
Ordinary Income	$5,165,831	$1,087,764
Long-Term Capital Gain	429,608	–
Return of Capital	4,805,500	–
	$10,400,939	$1,087,764

Sandalwood Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$–	$–	$–	$(30,299)	$(934,761)	$3,961,204	$2,996,144

The difference between the book basis and tax basis for unrealized appreciation, accumulated net realized gain from security transactions and undistributed net investment income is primarily attributable to the tax deferral of losses on wash sales and straddles, the mark-to-market on open swaps contracts and adjustments for constructive sales of securities held short.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $934,761.

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, and tax adjustments for paydowns and swap contracts, resulted in reclassification for the period ended September 30, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$–	$1,957,119	$(1,957,119)

6.           SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Sandalwood Opportunity Fund
EXPENSE EXAMPLES
March 31, 2015 (Unaudited)

As a shareholder of the Sandalwood Opportunity Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Sandalwood Opportunity Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 through March 31, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sandalwood Opportunity Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	10/1/14	3/31/15	10/1/14 – 3/31/15	10/1/14 – 3/31/15
Class A	$1,000.00	$967.80	$14.47	2.95%
Class C	1,000.00	963.60	18.11	3.70
Class I	1,000.00	968.10	13.25	2.70

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/14	3/31/15	10/1/14 – 3/31/15	10/1/14 – 3/31/15
Class A	$1,000.00	$1,010.22	$14.78	2.95%
Class C	1,000.00	1,006.48	18.51	3.70
Class I	1,000.00	1,011.47	13.54	2.70

*Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).
**Annualized.

PRIVACY NOTICE
NORTHERN LIGHTS FUND TRUST

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:
● Social Security number and wire transfer instructions
● account transactions and transaction history
● investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Northern Lights Fund Trust	We collect your personal information, for example, when you
collect my personal information?	●	open an account or deposit money
	●	direct us to buy securities or direct us to sell your securities
	●	seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?		Federal law gives you the right to limit only:
	●	sharing for affiliates’ everyday business purposes – information about your creditworthiness.
	●	affiliates from using your information to market to you.
	●	sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	●	Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	●	Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	●	Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT ADVISERS
Princeton Fund Advisors, LLC
1125 17th Street, Suite 1400
Denver, CO 80202

INVESTMENT PRIMARY SUB-ADVISER
Sandalwood Securities, Inc.
101 Eisenhower Parkway
Roseland, NJ 07068

INVESTMENT SUB-ADVISERS
Deer Park Road Corporation
1865 Ski Time Square, Suite 102
Steamboat Springs, CO 80477

Whippoorwill Associates, Inc.
11 Martine Avenue
White Plains, NY 10606

Acuity Capital Management, LLC
60 Arch Street, 2nd Floor
Greenwich, CT 06830

MidOcean Credit Fund Management, L.P.
320 Park Avenue, 16th Floor
New York, NY 10022

ADMINISTRATOR
Gemini Fund Services, LLC 80
Arkay Dr. Suite 110 }
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/10/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/10/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 6/10/15